SHARE CAPITAL (Schedule of warrants activity) (Details)			1 Months Ended	12 Months Ended
	Feb. 04, 2021 $ / shares shares	Feb. 04, 2021 $ / shares shares	Jun. 17, 2021 shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022 $ / shares shares	Jan. 31, 2021 $ / shares shares
Equity [Abstract]
Warrants outstanding, Beginning balance	11,894,746	11,894,746		3,240,000	11,894,746
Warrants exercised	(456,100)	(456,100)	(4,160,000)		(4,616,100)
Warrants expired	(1,243,900)	(1,243,900)			(4,038,646)
Warrants outstanding, Ending balance				3,240,000	3,240,000	11,894,746
Weighted average exercise price of warrants outstanding, beginning balance | $ / shares	$ 1.32			$ 1.18	$ 1.32
Weighted average exercise price of warrants exercised | (per share)	$ 1.5	$ 1.17			1.05
Weighted average exercise price of warrants expired | $ / shares					1.73
Weighted average exercise price of warrants outstanding, ending balance | $ / shares				$ 1.18	$ 1.18	$ 1.32
Weighted average remaining life of warrants outstanding				1 year 1 month 6 days	2 years 1 month 6 days	1 year 11 months 15 days